Summary of Class B Series Two Common Shares Granted (Detail) (Class B Series Two Common Shares)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Before Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	423,759	619,961
Redemptions	(96,719)	(196,202)
Shares outstanding End of the period	327,040	423,759
Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(190,449)	(190,449)
Redemptions	0	0
Shares outstanding End of the period	(190,449)	(190,449)
After Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	233,310	429,512
Redemptions	(96,719)	(196,202)
Shares outstanding End of the period	136,591	233,310